Consolidated Statement of Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Income [Line Items]
Interest and similar income	€ 24,092	€ 25,636	€ 25,967
Interest expense	11,714	10,929	10,086
Net interest income	12,378	14,707	15,881
Provision for credit losses	525	1,383	956
Net interest income after provision for credit losses	11,853	13,324	14,925
Commissions and fee income	11,002	11,744	12,765
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,926	1,401	3,842
Net gains (losses) on financial assets available for sale	479	653	203
Net income (loss) from equity method investments	137	455	164
Other income (loss)	(475)	1,053	669
Total noninterest income	14,070	15,307	17,644
Compensation and benefits	12,253	11,874	13,293
General and administrative expenses	11,973	15,454	18,632
Policyholder benefits and claims	0	374	256
Impairment of goodwill and other intangible assets	21	1,256	5,776
Restructuring activities	447	(484)	710
Total noninterest expenses	24,695	29,442	38,667
Income (loss) before income taxes	1,228	(810)	(6,097)
Income tax expense	1,963	546	675
Net income (loss)	(735)	(1,356)	(6,772)
Net income attributable to noncontrolling interests	15	45	21
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ (751)	€ (1,402)	€ (6,794)